UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and defense (6.1%)

Honeywell International, Inc.	49,870	$4,141,205

L-3 Communications Holdings, Inc.(S)	49,410	4,669,245

Northrop Grumman Corp.	105,330	10,033,735

Raytheon Co.(S)	55,240	4,257,347

United Technologies Corp.	33,960	3,661,567

		26,763,099
Auto components (2.5%)

Autoliv, Inc. (Sweden)(S)	23,020	2,011,718

Delphi Automotive PLC (United Kingdom)	72,460	4,233,113

Johnson Controls, Inc.	20,700	859,050

TRW Automotive Holdings Corp.(NON)	51,379	3,663,836

		10,767,717
Automobiles (1.5%)

Ford Motor Co.	207,080	3,493,440

General Motors Co.(NON)	84,300	3,032,271

		6,525,711
Beverages (1.7%)

Coca-Cola Enterprises, Inc.	115,690	4,651,895

Dr. Pepper Snapple Group, Inc.	64,210	2,877,892

		7,529,787
Building products (0.3%)

Owens Corning, Inc.(NON)	29,980	1,138,640

		1,138,640
Capital markets (3.3%)

Charles Schwab Corp. (The)	171,700	3,629,738

Invesco, Ltd.	68,400	2,181,960

State Street Corp.	131,460	8,643,495

		14,455,193
Chemicals (2.6%)

Ashland, Inc.	45,960	4,250,381

Celanese Corp. Ser. A	27,040	1,427,442

LyondellBasell Industries NV Class A	76,400	5,594,772

		11,272,595
Commercial banks (2.7%)

Popular, Inc. (Puerto Rico)(NON)	33,441	877,157

Regions Financial Corp.	214,060	1,982,196

U.S. Bancorp	115,910	4,239,988

Wells Fargo & Co.	113,862	4,704,778

		11,804,119
Commercial services and supplies (0.6%)

Tyco International, Ltd.	68,385	2,392,107

		2,392,107
Communications equipment (1.7%)

Cisco Systems, Inc.	317,220	7,429,292

		7,429,292
Computers and peripherals (2.7%)

Apple, Inc.	9,350	4,457,613

EMC Corp.	184,720	4,721,443

SanDisk Corp.(S)	46,436	2,763,406

		11,942,462
Consumer finance (0.8%)

Capital One Financial Corp.	26,960	1,853,230

Discover Financial Services	31,090	1,571,289

		3,424,519
Containers and packaging (0.3%)

Sealed Air Corp.	50,990	1,386,418

		1,386,418
Diversified financial services (6.0%)

Bank of America Corp.	197,940	2,731,572

Citigroup, Inc.	187,595	9,100,233

CME Group, Inc.	75,050	5,544,694

JPMorgan Chase & Co.	171,690	8,874,656

		26,251,155
Diversified telecommunication services (1.9%)

AT&T, Inc.	72,270	2,444,171

CenturyLink, Inc.(S)	66,880	2,098,694

Verizon Communications, Inc.	75,090	3,503,699

		8,046,564
Electric utilities (2.7%)

American Electric Power Co., Inc.	51,260	2,222,121

Edison International	59,880	2,758,073

FirstEnergy Corp.(S)	120,810	4,403,525

NextEra Energy, Inc.	31,430	2,519,429

		11,903,148
Energy equipment and services (1.1%)

McDermott International, Inc.(NON)	207,570	1,542,245

National Oilwell Varco, Inc.	42,720	3,336,859

		4,879,104
Food and staples retail (1.6%)

CVS Caremark Corp.	81,780	4,641,015

Kroger Co. (The)	55,580	2,242,097

		6,883,112
Food products (0.8%)

Kraft Foods Group, Inc.	59,210	3,104,972

Pinnacle Foods, Inc.(S)	11,002	291,223

		3,396,195
Health-care equipment and supplies (4.1%)

Baxter International, Inc.	117,830	7,740,253

Covidien PLC	69,192	4,216,560

St. Jude Medical, Inc.	62,040	3,327,826

Zimmer Holdings, Inc.	31,450	2,583,303

		17,867,942
Health-care providers and services (3.0%)

CIGNA Corp.	118,540	9,110,984

UnitedHealth Group, Inc.	56,770	4,065,300

		13,176,284
Household durables (0.6%)

PulteGroup, Inc.	107,250	1,769,625

Taylor Morrison Home Corp. Class A(NON)	33,760	764,664

		2,534,289
Independent power producers and energy traders (0.6%)

Calpine Corp.(NON)	73,608	1,430,203

NRG Energy, Inc.(S)	48,570	1,327,418

		2,757,621
Insurance (8.3%)

American International Group, Inc.	117,590	5,718,402

Aon PLC	45,800	3,409,352

Hartford Financial Services Group, Inc. (The)(S)	95,180	2,962,002

MetLife, Inc.	204,200	9,587,190

PartnerRe, Ltd.	47,260	4,326,180

Validus Holdings, Ltd.(S)	121,263	4,484,306

Willis Group Holdings PLC(S)	36,640	1,587,611

XL Group PLC	133,819	4,124,302

		36,199,345
IT Services (0.8%)

Computer Sciences Corp.	62,500	3,233,750

		3,233,750
Leisure equipment and products (0.9%)

Hasbro, Inc.(S)	80,260	3,783,456

		3,783,456
Life sciences tools and services (0.7%)

Thermo Fisher Scientific, Inc.	34,680	3,195,762

		3,195,762
Machinery (0.5%)

Stanley Black & Decker, Inc.	21,720	1,967,180

		1,967,180
Media (4.7%)

CBS Corp. Class B	62,880	3,468,461

Comcast Corp. Special Class A	183,120	7,941,914

Liberty Global PLC Ser. C (United Kingdom)(NON)	38,560	2,908,581

Time Warner, Inc.	91,570	6,026,222

		20,345,178
Metals and mining (0.6%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	78,720	2,604,058

		2,604,058
Multi-utilities (0.5%)

Ameren Corp.	59,150	2,060,786

		2,060,786
Multiline retail (0.5%)

Macy's, Inc.	51,270	2,218,453

		2,218,453
Oil, gas, and consumable fuels (10.1%)

Apache Corp.	15,340	1,306,048

Ente Nazionale Idrocarburi (ENI) SpA ADR (Italy)(S)	60,800	2,798,624

Exxon Mobil Corp.	84,320	7,254,893

Marathon Oil Corp.	383,150	13,364,272

Marathon Petroleum Corp.	47,330	3,044,266

Noble Energy, Inc.	22,580	1,513,086

Occidental Petroleum Corp.	8,500	795,090

Royal Dutch Shell PLC ADR (United Kingdom)	137,003	8,998,357

Total SA (France)	16,400	951,701

Total SA ADR (France)	10	579

Valero Energy Corp.	119,350	4,075,803

		44,102,719
Paper and forest products (0.7%)

International Paper Co.	69,850	3,129,280

		3,129,280
Personal products (0.6%)

Coty, Inc. Class A(NON)	171,181	2,774,844

		2,774,844
Pharmaceuticals (7.9%)

AstraZeneca PLC ADR (United Kingdom)	49,280	2,559,110

Eli Lilly & Co.	180,960	9,107,717

Johnson & Johnson	108,040	9,365,988

Mallinckrodt PLC (Ireland)(NON)	9,037	398,441

Merck & Co., Inc.	100,330	4,776,711

Pfizer, Inc.	211,579	6,074,433

Zoetis, Inc.	66,692	2,075,455

		34,357,855
Professional services (1.2%)

Dun & Bradstreet Corp. (The)(S)	51,940	5,393,969

		5,393,969
Real estate investment trusts (REITs) (1.6%)

American Tower Corp. Class A(R)	36,530	2,707,969

Hatteras Financial Corp.(R)(S)	43,070	805,840

MFA Financial, Inc.(R)	452,961	3,374,559

		6,888,368
Semiconductors and semiconductor equipment (2.5%)

Fairchild Semiconductor International, Inc.(NON)	137,568	1,910,820

Intel Corp.	101,300	2,321,796

Maxim Integrated Products, Inc.	30,910	921,118

NXP Semiconductor NV(NON)	74,910	2,787,401

Texas Instruments, Inc.	72,750	2,929,643

		10,870,778
Software (0.4%)

Symantec Corp.	74,580	1,845,855

		1,845,855
Specialty retail (0.1%)

CST Brands, Inc.(NON)(S)	18,115	539,827

		539,827
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)	94,670	1,318,753

		1,318,753
Tobacco (1.7%)

Altria Group, Inc.	122,760	4,216,806

Philip Morris International, Inc.	38,900	3,368,351

		7,585,157
Wireless telecommunication services (1.8%)

Vodafone Group PLC ADR (United Kingdom)	218,450	7,685,071

		7,685,071

Total common stocks (cost $307,860,748)		$416,627,517

CONVERTIBLE PREFERRED STOCKS (2.6%)(a)
	Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)	19,561	$419,779

PPL Corp. $4.375 cv. pfd.	105,640	5,671,812

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	304,888	5,049,525

Total convertible preferred stocks (cost $10,059,315)		$11,141,116

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$1,768,000	$1,914,965

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	624,000	1,712,490

Total convertible bonds and notes (cost $2,595,549)		$3,627,455

SHORT-TERM INVESTMENTS (8.9%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	5,341,210	$5,341,210

Putnam Cash Collateral Pool, LLC 0.13%(d)	33,240,500	33,240,500

Total short-term investments (cost $38,581,710)		$38,581,710

TOTAL INVESTMENTS

Total investments (cost $359,097,322)(b)		$469,977,798

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $435,856,293.
(b)	The aggregate identified cost on a tax basis is $361,852,946, resulting in gross unrealized appreciation and depreciation of $111,327,190 and $3,202,338, respectively, or net unrealized appreciation of $108,124,852.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,415,394	$25,642,994	$30,058,388	$1,000	$—
	Putnam Short Term Investment Fund *	—	61,909,000	56,567,790	2,478	5,341,210
	Totals	$4,415,394	$87,551,994	$86,626,178	$3,478	$5,341,210
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $32,244,816.
The fund received cash collateral of $33,240,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$46,714,631	$—	$—
Consumer staples	28,169,095	—	—
Energy	48,981,823	—	—
Financials	100,341,452	—	—
Health care	68,597,843	—	—
Industrials	37,654,995	—	—
Information technology	35,322,137	—	—
Materials	18,392,351	—	—
Telecommunication services	15,731,635	—	—
Utilities	16,721,555	—	—
Total common stocks	416,627,517	—	—
Convertible bonds and notes	—	3,627,455	—
Convertible preferred stocks	—	11,141,116	—
Short-term investments	5,341,210	33,240,500	—

Totals by level	$421,968,727	$48,009,071	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Goldman Sachs Bank USA	Total

	Assets:
	Securities on loan	$32,244,816	$32,244,816

	Total Assets	$32,244,816	$32,244,816

	Liabilities:	—	—

	Total Liabilities	$—	$—

	Total Financial and Derivative Net Assets	$32,244,816	$32,244,816
	Total collateral received (pledged)##†	$32,244,816	$32,244,816
	Net amount	$—	$—

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013